Oct. 31, 2018

Important Notice Regarding Change in

Index and Related Matters

SPDR® Series Trust

Supplement dated November 6, 2018

to the Prospectus and Summary Prospectus each dated October 31, 2018

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

(the "Fund")

Effective December 3, 2018 (the "Effective Date"), the Fund's benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

1.

All references to the Fund's benchmark index in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the Prospectus and Summary Prospectus) are deleted and replaced as follows:

Current Benchmark Index	New Benchmark Index
Bloomberg Barclays Municipal Managed Money Index	Bloomberg Barclays Municipal Managed Money 1-25 Years Index

2.	The section entitled "THE FUND'S PRINCIPAL INVESTMENT STRATEGY" beginning on page 66 of the Prospectus and on page 2 of the Summary Prospectus is deleted and replaced as follows:

In seeking to track the performance of the Bloomberg Barclays Municipal Managed Money 1-25 Years Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, Nuveen Asset Management, LLC ("Nuveen Asset Management" or the "Sub-Adviser"), the investment sub-adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. Additionally, the Fund intends to invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in investments the income of which is exempt from Federal income tax. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser"), the investment adviser to the Fund). In seeking to track the Index, the Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries.

The Index is designed to track the U.S. fully tax-exempt bond market. The Index includes state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract.

The Index is a rules-based, market-value weighted index engineered for the tax-exempt bond market. All bonds in the Index must be U.S. dollar denominated and rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's Investors Service, Inc., Standard & Poor's Financial Services LLC, and Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. In addition, to be included in the Index, a security must meet the following requirements: (i) must be fixed rate; (ii) have been issued within the last five years; (iii) have an outstanding par value of at least $7 million and have been issued as part of a transaction of at least $75 million; and (iv) have a remaining maturity of greater than or equal to 1 year and less than 25 years. Bonds subject to alternative minimum tax, hospital bonds, housing bonds, tobacco bonds, and airline bonds are excluded from the Index. The Index is rebalanced monthly on the last business day of the month. As of November 1, 2018, there were approximately 21,478 securities in the Index and the modified adjusted duration of securities in the Index was approximately 6.86 years.

The Index is sponsored by Bloomberg Index Services Limited (the "Index Provider"), which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.